United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23239

AMERICAN BEACON INSTITUTIONAL FUNDS TRUST

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gregory J. Stumm, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2026

Date of reporting period: January 31, 2026

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 44.0%
Communication Services - 2.5%
Diversified Telecommunication Services - 0.7%
Comcast Corp., Class A	83,100	$2,472,225
Verizon Communications, Inc.	41,600	1,852,032

		4,324,257

Entertainment - 0.2%
Spotify Technology SAA	2,529	1,265,385

Interactive Media & Services - 1.3%
Alphabet, Inc., Class A	11,954	4,040,452
Alphabet, Inc., Class C	11,000	3,723,830

		7,764,282

Media - 0.3%
Omnicom Group, Inc.	16,800	1,294,272
Versant Media Group, Inc.A	2,776	90,442

		1,384,714

Total Communication Services		14,738,638

Consumer Discretionary - 2.9%
Automobile Components - 0.6%
Aptiv PLCA	37,946	2,874,409
BorgWarner, Inc.	9,400	445,654

		3,320,063

Automobiles - 0.4%
General Motors Co.	26,600	2,234,400

Distributors - 0.1%
Genuine Parts Co.	4,800	667,152

Hotels, Restaurants & Leisure - 1.0%
Carnival Corp.A	139,105	4,175,932
Wynn Resorts Ltd.	18,604	1,999,000

		6,174,932

Household Durables - 0.4%
Lennar Corp., Class A	23,711	2,592,798
Lennar Corp., Class B	666	67,439

		2,660,237

Specialty Retail - 0.4%
Lithia Motors, Inc.	1,400	452,816
Lowe’s Cos., Inc.	6,800	1,816,008

		2,268,824

Total Consumer Discretionary		17,325,608

Consumer Staples - 2.3%
Beverages - 0.9%
Coca-Cola Co.	26,500	1,982,465
Constellation Brands, Inc., Class A	5,700	893,190
Keurig Dr. Pepper, Inc.	85,510	2,346,394

		5,222,049

Food Products - 0.8%
Conagra Brands, Inc.	18,500	342,435
J.M. Smucker Co.	6,600	692,076
Kraft Heinz Co.	50,100	1,189,374
McCormick & Co., Inc.	26,633	1,646,718

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 44.0% (continued)
Consumer Staples - 2.3% (continued)
Food Products - 0.8% (continued)
Mondelez International, Inc., Class A	15,800	$923,826

		4,794,429

Household Products - 0.2%
Procter & Gamble Co.	9,900	1,502,523

Tobacco - 0.4%
Philip Morris International, Inc.	12,356	2,217,161

Total Consumer Staples		13,736,162

Energy - 3.1%
Energy Equipment & Services - 0.6%
Halliburton Co.	38,191	1,280,162
NOV, Inc.	57,600	1,056,960
SLB Ltd.	29,780	1,440,756

		3,777,878

Oil, Gas & Consumable Fuels - 2.5%
APA Corp.	99,200	2,619,872
Chevron Corp.	11,699	2,069,553
ConocoPhillips	6,653	693,442
Coterra Energy, Inc.	61,000	1,759,850
Exxon Mobil Corp.	18,835	2,663,269
Murphy Oil Corp.	5,800	174,522
Ovintiv, Inc.	24,400	1,060,668
Permian Resources Corp.	70,882	1,143,327
Shell PLC, ADR	19,400	1,494,382
Shell PLCB	30,990	1,187,809

		14,866,694

Total Energy		18,644,572

Financials - 9.3%
Banks - 4.1%
Bank of America Corp.	75,131	3,996,969
Citigroup, Inc.	23,100	2,672,901
Citizens Financial Group, Inc.	15,200	957,296
Cullen/Frost Bankers, Inc.	10,200	1,405,764
First Citizens BancShares, Inc., Class A	477	987,185
PNC Financial Services Group, Inc.	8,600	1,920,380
Truist Financial Corp.	20,040	1,030,457
U.S. Bancorp	75,650	4,244,721
Wells Fargo & Co.	57,018	5,159,559
Western Alliance Bancorp	18,592	1,657,477

		24,032,709

Capital Markets - 1.2%
Ameriprise Financial, Inc.	4,700	2,477,793
Blackstone, Inc.	11,200	1,595,104
LPL Financial Holdings, Inc.	3,888	1,417,176
State Street Corp.	13,300	1,740,438

		7,230,511

Consumer Finance - 1.1%
American Express Co.	5,247	1,847,836
Capital One Financial Corp.	18,065	3,954,970
SLM Corp.	32,885	892,828

		6,695,634

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 44.0% (continued)
Financials - 9.3% (continued)
Financial Services - 1.1%
Berkshire Hathaway, Inc., Class BA	5,244	$2,519,899
Corebridge Financial, Inc.	29,600	912,568
Fidelity National Information Services, Inc.	41,683	2,302,986
Fiserv, Inc.A	10,000	637,300

		6,372,753

Insurance - 1.8%
American International Group, Inc.	71,120	5,325,466
Aon PLC, Class A	5,059	1,768,829
Arch Capital Group Ltd.A	13,746	1,320,166
Everest Group Ltd.	2,228	738,092
Hartford Insurance Group, Inc.	4,800	648,288
Willis Towers Watson PLC	2,554	810,818

		10,611,659

Total Financials		54,943,266

Health Care - 5.6%
Biotechnology - 0.4%
Amgen, Inc.	6,500	2,222,220

Health Care Equipment & Supplies - 2.1%
Alcon AGC	18,700	1,514,326
GE HealthCare Technologies, Inc.	41,512	3,278,203
Medtronic PLC	62,796	6,465,476
Solventum Corp.A	700	53,879
Zimmer Biomet Holdings, Inc.	10,350	901,174

		12,213,058

Health Care Providers & Services - 1.6%
Centene Corp.A	9,800	424,536
Cigna Group	1,440	394,718
CVS Health Corp.	9,100	678,132
Elevance Health, Inc.	9,514	3,289,370
HCA Healthcare, Inc.	1,410	688,461
Humana, Inc.	3,900	761,280
Labcorp Holdings, Inc.	3,400	923,168
UnitedHealth Group, Inc.	8,661	2,485,101

		9,644,766

Life Sciences Tools & Services - 0.5%
Avantor, Inc.A	88,308	964,324
Danaher Corp.	7,600	1,663,564
ICON PLCA	2,597	468,109

		3,095,997

Pharmaceuticals - 1.0%
GSK PLC, ADRC	9,000	464,400
Merck & Co., Inc.	39,835	4,392,605
Sanofi SA, ADR	29,338	1,380,060

		6,237,065

Total Health Care		33,413,106

Industrials - 5.1%
Aerospace & Defense - 0.6%
Boeing Co.A	3,740	874,113
General Dynamics Corp.	7,700	2,703,393

		3,577,506

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 44.0% (continued)
Industrials - 5.1% (continued)
Air Freight & Logistics - 0.4%
FedEx Corp.	7,110	$2,291,197

Building Products - 0.4%
Johnson Controls International PLC	21,819	2,602,134

Commercial Services & Supplies - 0.1%
Waste Connections, Inc.	3,608	604,701

Construction & Engineering - 0.2%
AECOM	6,767	652,542
Fluor Corp.A	8,100	374,139

		1,026,681

Electrical Equipment - 0.2%
Vertiv Holdings Co., Class A	6,971	1,297,861

Ground Transportation - 0.6%
JB Hunt Transport Services, Inc.	6,615	1,340,993
Norfolk Southern Corp.	2,400	698,976
Uber Technologies, Inc.A	21,500	1,721,075

		3,761,044

Machinery - 2.3%
CNH Industrial NV	124,500	1,339,620
Cummins, Inc.	1,910	1,105,546
Deere & Co.	1,340	707,520
Fortive Corp.	40,094	2,117,364
Oshkosh Corp.	10,600	1,524,492
PACCAR, Inc.	12,450	1,530,229
Parker-Hannifin Corp.	4,527	4,236,548
Stanley Black & Decker, Inc.	5,900	464,094
Timken Co.	5,000	465,950

		13,491,363

Professional Services - 0.1%
Experian PLCB	17,894	672,888

Trading Companies & Distributors - 0.2%
Ferguson Enterprises, Inc.	4,222	1,065,886

Total Industrials		30,391,261

Information Technology - 6.3%
Communications Equipment - 0.8%
F5, Inc.A	14,600	4,023,906
Motorola Solutions, Inc.	1,936	779,318

		4,803,224

Electronic Equipment, Instruments & Components - 0.3%
CDW Corp.	900	113,751
Teledyne Technologies, Inc.A	3,400	2,109,020

		2,222,771

IT Services - 0.4%
Cognizant Technology Solutions Corp., Class A	22,187	1,820,665
Globant SAA	6,090	407,299

		2,227,964

Semiconductors & Semiconductor Equipment - 1.9%
Entegris, Inc.	23,265	2,746,898
Microchip Technology, Inc.	60,263	4,575,167

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 44.0% (continued)
Information Technology - 6.3% (continued)
Semiconductors & Semiconductor Equipment - 1.9% (continued)
QUALCOMM, Inc.	25,957	$3,934,822

		11,256,887

Software - 2.4%
Adobe, Inc.A	4,700	1,378,275
Microsoft Corp.	7,000	3,012,030
Monday.com Ltd.A	3,122	358,249
Oracle Corp.	8,115	1,335,567
Salesforce, Inc.	10,000	2,122,900
Synopsys, Inc.A	4,000	1,860,460
Workday, Inc., Class AA	23,300	4,092,179

		14,159,660

Technology Hardware, Storage & Peripherals - 0.5%
Hewlett Packard Enterprise Co.	53,950	1,161,004
Seagate Technology Holdings PLC	4,539	1,850,505

		3,011,509

Total Information Technology		37,682,015

Materials - 3.5%
Chemicals - 2.7%
Air Products & Chemicals, Inc.	13,451	3,665,398
Axalta Coating Systems Ltd.A	50,924	1,710,028
Corteva, Inc.	41,200	2,999,360
Ecolab, Inc.	8,100	2,284,119
Linde PLC	2,130	973,346
Olin Corp.	26,000	541,060
PPG Industries, Inc.	16,600	1,919,458
RPM International, Inc.	15,500	1,657,880

		15,750,649

Construction Materials - 0.4%
Martin Marietta Materials, Inc.	4,000	2,607,800

Containers & Packaging - 0.1%
Amcor PLC, CDIB	10,377	449,224

Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	27,816	1,675,358

Total Materials		20,483,031

Real Estate - 0.8%
Industrial REITs - 0.1%
Prologis, Inc.	7,365	961,575

Residential REITs - 0.2%
Equity LifeStyle Properties, Inc.	18,400	1,162,328

Specialized REITs - 0.5%
Public Storage	4,442	1,226,836
VICI Properties, Inc.	55,002	1,544,456

		2,771,292

Total Real Estate		4,895,195

Utilities - 2.6%
Electric Utilities - 1.7%
Entergy Corp.	23,653	2,268,086
PG&E Corp.	84,452	1,302,250

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 44.0% (continued)
Utilities - 2.6% (continued)
Electric Utilities - 1.7% (continued)
Pinnacle West Capital Corp.	19,557	$1,829,753
PPL Corp.	19,600	710,500
Xcel Energy, Inc.	52,176	3,968,507

		10,079,096

Gas Utilities - 0.3%
Atmos Energy Corp.	10,280	1,709,975

Multi-Utilities - 0.3%
Dominion Energy, Inc.	33,800	2,033,746

Water Utilities - 0.3%
American Water Works Co., Inc.	12,600	1,627,038

Total Utilities		15,449,855

Total Common Stocks (Cost $191,659,046)		261,702,709

	Principal Amount
CORPORATE OBLIGATIONS - 3.6%
Communications - 0.8%
Media - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.200%, Due 3/15/2028	$130,000	129,538
6.100%, Due 6/1/2029	330,000	344,777
6.484%, Due 10/23/2045	140,000	131,765
5.750%, Due 4/1/2048	465,000	400,054
3.850%, Due 4/1/2061	395,000	237,720
3.950%, Due 6/30/2062	395,000	241,106
Cox Communications, Inc.,
5.800%, Due 12/15/2053D	510,000	436,535
5.950%, Due 9/1/2054D	1,420,000	1,246,867

		3,168,362

Telecommunications - 0.3%
AT&T, Inc.,
5.700%, Due 11/1/2054	390,000	372,387
3.650%, Due 9/15/2059	390,000	257,338
T-Mobile USA, Inc., 5.850%, Due 2/15/2056	890,000	877,644

		1,507,369

Total Communications		4,675,731

Consumer, Cyclical - 0.0%
Auto Manufacturers - 0.0%
Ford Motor Credit Co. LLC, 5.303%, Due 9/6/2029	200,000	202,636

Consumer, Non-Cyclical - 0.0%
Commercial Services - 0.0%
Moody’s Corp., 2.550%, Due 8/18/2060	180,000	93,054

Energy - 0.2%
Oil & Gas - 0.1%
BP Capital Markets PLC, 6.450%, Due 12/1/2033, (5 yr. CMT + 2.153%)E F	575,000	610,296

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 3.6% (continued)
Energy - 0.2% (continued)
Pipelines - 0.1%
Kinder Morgan Energy Partners LP, 5.400%, Due 9/1/2044	$85,000	$81,248
ONEOK Partners LP, 6.850%, Due 10/15/2037	125,000	138,523
ONEOK, Inc., 5.700%, Due 11/1/2054	390,000	364,412
Sempra Infrastructure Partners LP, 3.250%, Due 1/15/2032D	205,000	181,360

		765,543

Total Energy		1,375,839

Financial - 0.7%
Banks - 0.2%
U.S. Bancorp, 5.300%, Due 4/15/2027, J, (3 mo. USD Term SOFR + 3.176%)E F	380,000	380,365
Wells Fargo & Co., 3.900%, Due 3/15/2026, BB, (5 yr. CMT + 3.453%)E F	450,000	449,502

		829,867

Diversified Financial Services - 0.2%
American Express Co., 3.550%, Due 9/15/2026, D, (5 yr. CMT + 2.854%)E F	140,000	138,537
Charles Schwab Corp., 4.000%, Due 6/1/2026, I, (5 yr. CMT + 3.168%)E F	1,010,000	1,005,975

		1,144,512

Insurance - 0.1%
Fidelity National Financial, Inc., 3.200%, Due 9/17/2051	145,000	92,488
Markel Group, Inc., 5.000%, Due 5/20/2049	380,000	337,431

		429,919

Investment Companies - 0.2%
ARES Capital Corp.,
7.000%, Due 1/15/2027	100,000	102,679
2.875%, Due 6/15/2028	270,000	259,122
Blue Owl Capital Corp., 2.875%, Due 6/11/2028	310,000	293,798
Golub Capital BDC, Inc., 2.500%, Due 8/24/2026	745,000	736,479

		1,392,078

REITS - 0.0%
Public Storage Operating Co., 2.250%, Due 11/9/2031	210,000	187,883

Total Financial		3,984,259

Industrial - 0.1%
Aerospace/Defense - 0.1%
Boeing Co., 3.200%, Due 3/1/2029	285,000	276,970

Technology - 0.2%
Computers - 0.0%
Dell International LLC/EMC Corp., 3.375%, Due 12/15/2041	85,000	64,248

Semiconductors - 0.2%
Foundry JV Holdco LLC, 6.300%, Due 1/25/2039D	1,155,000	1,229,356

Total Technology		1,293,604

Utilities - 1.6%
Electric - 1.6%
Appalachian Power Co., 4.500%, Due 3/1/2049, Y	795,000	655,119
Arizona Public Service Co., 2.650%, Due 9/15/2050	105,000	62,786
Dominion Energy, Inc.,
6.875%, Due 2/1/2055, A, (5 yr. CMT + 2.386%)E	235,000	244,739
6.625%, Due 5/15/2055, (5 yr. CMT + 2.207%)E	740,000	760,820

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 3.6% (continued)
Utilities - 1.6% (continued)
Electric - 1.6% (continued)
Duke Energy Carolinas LLC,
5.250%, Due 3/15/2035	$235,000	$242,098
6.000%, Due 1/15/2038	145,000	156,100
6.050%, Due 4/15/2038	405,000	439,438
3.200%, Due 8/15/2049	175,000	120,140
Duke Energy Corp., 5.800%, Due 6/15/2054	400,000	395,246
Duke Energy Progress LLC,
4.150%, Due 12/1/2044	255,000	212,575
4.200%, Due 8/15/2045	125,000	104,045
Duke Energy Progress NC Storm Funding LLC, 2.387%, Due 7/1/2039, A-2	715,000	613,568
Entergy Arkansas LLC,
3.350%, Due 6/15/2052	115,000	78,394
5.750%, Due 1/15/2056	385,000	385,449
Entergy Corp.,
2.800%, Due 6/15/2030	115,000	107,841
7.125%, Due 12/1/2054, (5 yr. CMT + 2.670%)E	200,000	209,386
Entergy Louisiana LLC,
4.000%, Due 3/15/2033	137,000	131,843
5.350%, Due 3/15/2034	440,000	457,009
Entergy Mississippi LLC, 5.800%, Due 4/15/2055	145,000	145,772
Florida Power & Light Co., 3.950%, Due 3/1/2048	120,000	95,569
Kentucky Utilities Co., 3.300%, Due 6/1/2050	185,000	128,109
PacifiCorp,
4.150%, Due 2/15/2050	485,000	363,398
5.350%, Due 12/1/2053	585,000	515,849
Public Service Enterprise Group, Inc.,
5.450%, Due 4/1/2034	515,000	530,997
5.400%, Due 3/15/2035	5,000	5,139
Sempra,
6.400%, Due 10/1/2054, (5 yr. CMT + 2.632%)E	565,000	571,563
6.875%, Due 10/1/2054, (5 yr. CMT + 2.789%)E	425,000	435,646
6.550%, Due 4/1/2055, (5 yr. CMT + 2.138%)E	195,000	198,489
6.625%, Due 4/1/2055, (5 yr. CMT + 2.354%)E	345,000	349,963
System Energy Resources, Inc., 5.300%, Due 12/15/2034	545,000	550,433

		9,267,523

Total Utilities		9,267,523

Total Corporate Obligations (Cost $21,650,140)		21,169,616

FOREIGN CORPORATE OBLIGATIONS - 1.2%
Consumer, Non-Cyclical - 0.5%
Agriculture - 0.2%
BAT Capital Corp.,
6.000%, Due 2/20/2034	130,000	138,944
4.540%, Due 8/15/2047	960,000	797,297
Reynolds American, Inc., 5.700%, Due 8/15/2035	455,000	473,355

		1,409,596

Pharmaceuticals - 0.3%
Bayer U.S. Finance II LLC, 4.700%, Due 7/15/2064D	205,000	157,853
Bayer U.S. Finance LLC,
6.125%, Due 11/21/2026D	400,000	405,671
6.875%, Due 11/21/2053D	790,000	862,569

		1,426,093

Total Consumer, Non-Cyclical		2,835,689

Financial - 0.6%
Banks - 0.4%
Barclays PLC,
5.674%, Due 3/12/2028, (1 day USD SOFR + 1.490%)E	320,000	325,471

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 1.2% (continued)
Financial - 0.6% (continued)
Banks - 0.4% (continued)
Barclays PLC, (continued)
5.690%, Due 3/12/2030, (1 day USD SOFR + 1.740%)E	$200,000	$208,264
HBOS PLC, 6.000%, Due 11/1/2033D	365,000	383,461
Toronto-Dominion Bank, 4.568%, Due 12/17/2026	1,870,000	1,882,767

		2,799,963

Insurance - 0.2%
Fairfax Financial Holdings Ltd.,
6.350%, Due 3/22/2054	830,000	868,676
6.100%, Due 3/15/2055	165,000	166,292

		1,034,968

Total Financial		3,834,931

Utilities - 0.1%
Electric - 0.1%
Electricite de France SA, 6.000%, Due 4/22/2064D	570,000	559,038

Total Foreign Corporate Obligations (Cost $7,027,747)		7,229,658

FOREIGN SOVEREIGN OBLIGATIONS - 0.2%
Mexico Government International Bonds,
6.125%, Due 2/9/2038	285,000	283,860
3.771%, Due 5/24/2061	1,440,000	877,032

Total Foreign Sovereign Obligations (Cost $1,193,409)		1,160,892

ASSET-BACKED OBLIGATIONS - 0.9%
AmeriCredit Automobile Receivables Trust, 4.120%, Due 5/20/2030, 2025-1 A3D	360,000	361,451
CarMax Auto Owner Trust, 5.500%, Due 1/16/2029, 2024-2 A3	376,765	381,632
CNH Equipment Trust, 5.420%, Due 10/15/2027, 2024-B A2A	10,825	10,832
Compass Datacenters Issuer III LLC, 5.656%, Due 2/25/2050, 2025-1A A2D	325,000	328,330
Ford Credit Auto Owner Trust, 1.530%, Due 5/15/2034, 2021-2 AD	300,000	294,569
GM Financial Automobile Leasing Trust, 4.660%, Due 2/21/2028, 2025-1 A3	130,000	131,004
GM Financial Consumer Automobile Receivables Trust, 4.620%, Due 12/17/2029, 2025-1 A3	380,000	383,947
GM Financial Revolving Receivables Trust, 1.170%, Due 6/12/2034, 2021-1 AD	245,000	240,964
Honda Auto Receivables Owner Trust, 4.570%, Due 9/21/2029, 2025-1 A3	390,000	394,226
John Deere Owner Trust,
3.740%, Due 2/16/2027, 2022-B A3	23,578	23,574
5.420%, Due 5/17/2027, 2024-B A2A	106,903	107,025
Mercedes-Benz Auto Lease Trust, 5.440%, Due 2/16/2027, 2024-A A2A	23,915	23,935
New Economy Assets - Phase 1 Sponsor LLC, 1.910%, Due 10/20/2061, 2021-1 A1D	345,000	289,754
Porsche Financial Auto Securitization Trust, 4.440%, Due 1/22/2030, 2024-1A A3D	700,000	703,430
Porsche Innovative Lease Owner Trust, 4.670%, Due 11/22/2027, 2024-1A A3D	280,000	280,852
Stellantis Financial Underwritten Enhanced Lease Trust, 4.630%, Due 7/20/2027, 2025-AA A2D	207,958	208,781
Taco Bell Funding LLC, 2.294%, Due 8/25/2051, 2021-1A A2IID	275,100	255,637
Toyota Auto Loan Extended Note Trust, 4.930%, Due 6/25/2036, 2023-1A AD	100,000	102,222
Volkswagen Auto Lease Trust, 4.010%, Due 1/22/2029, 2025-B A3	510,000	511,361
World Omni Automobile Lease Securitization Trust, 4.420%, Due 4/17/2028, 2025-A A3	280,000	282,076

Total Asset-Backed Obligations (Cost $5,364,039)		5,315,602

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 9.5%
Federal Home Loan Mortgage Corp.,
3.500%, Due 9/1/2028	16,197	16,082
3.000%, Due 11/1/2032	45,988	44,926
2.500%, Due 6/1/2035	115,565	109,564
2.000%, Due 3/1/2036	380,591	351,820
2.500%, Due 9/1/2041	383,846	345,444
2.500%, Due 11/1/2041	209,955	189,721
3.500%, Due 5/1/2042	321,117	308,785
4.000%, Due 6/1/2042	568,931	562,400
3.000%, Due 4/1/2047	258,280	231,568

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 9.5% (continued)
Federal Home Loan Mortgage Corp., (continued)
3.500%, Due 1/1/2048	$137,290	$129,130
4.000%, Due 4/1/2048	108,527	104,569
3.000%, Due 8/1/2048	187,715	171,234
2.500%, Due 7/1/2050	241,046	206,922
2.500%, Due 11/1/2051	355,230	308,130
2.000%, Due 2/1/2052	645,590	530,630
2.000%, Due 3/1/2052	773,985	629,894
2.500%, Due 5/1/2052	495,979	428,140
5.000%, Due 6/1/2052	116,583	117,057
6.000%, Due 3/1/2053	588,525	614,505
4.500%, Due 5/1/2053	661,825	650,826
5.000%, Due 8/1/2053	736,845	738,859
6.000%, Due 8/1/2053	649,830	668,671
5.500%, Due 9/1/2053	738,729	761,473
6.000%, Due 12/1/2053	176,845	183,833
5.500%, Due 2/1/2054	1,085,640	1,110,455
6.000%, Due 8/1/2054	751,576	778,752
5.000%, Due 9/1/2054	747,606	753,877
5.500%, Due 10/1/2054	815,615	833,814
5.500%, Due 5/1/2055	1,235,028	1,261,340

		13,142,421

Federal National Mortgage Association,
3.500%, Due 1/1/2028	6,530	6,494
4.500%, Due 4/1/2034	43,713	43,961
3.000%, Due 10/1/2034	94,898	91,964
2.000%, Due 11/1/2035	250,464	231,903
2.000%, Due 12/1/2035	121,865	112,885
2.000%, Due 1/1/2036	200,218	185,457
2.500%, Due 4/1/2036	212,629	200,873
3.500%, Due 6/1/2037	68,367	66,177
5.500%, Due 6/1/2038	8,059	8,388
5.000%, Due 5/1/2040	48,788	50,021
5.000%, Due 6/1/2040	27,695	28,395
2.500%, Due 11/1/2041	244,403	221,002
5.000%, Due 3/1/2042	20,943	21,473
3.500%, Due 7/1/2043	47,404	44,925
4.000%, Due 7/1/2045	86,845	84,592
3.500%, Due 8/1/2045	24,378	23,088
3.500%, Due 5/1/2046	61,531	58,044
3.000%, Due 6/1/2046	168,432	153,621
4.000%, Due 7/1/2046	74,032	72,135
3.000%, Due 10/1/2046	137,099	124,601
3.000%, Due 11/1/2046	183,018	167,828
3.500%, Due 11/1/2046	241,031	228,280
3.000%, Due 12/1/2046	117,192	106,885
3.500%, Due 3/1/2047	28,620	26,987
4.500%, Due 7/1/2047	12,234	12,189
4.500%, Due 8/1/2047	49,231	49,066
3.500%, Due 9/1/2047	69,027	65,050
4.500%, Due 7/1/2048	84,559	84,074
4.500%, Due 3/1/2049	108,188	107,672
4.500%, Due 10/1/2049	85,005	84,346
4.000%, Due 11/1/2049	196,847	190,922
2.500%, Due 6/1/2050	223,087	191,784
2.500%, Due 8/1/2050	583,927	500,437
3.000%, Due 8/1/2050	203,228	181,889
2.500%, Due 9/1/2050	214,882	185,379
2.500%, Due 10/1/2050	90,236	77,385
3.000%, Due 10/1/2050	362,607	326,893
3.000%, Due 11/1/2050	591,651	527,698
2.500%, Due 2/1/2051	698,501	601,834
2.000%, Due 3/1/2051	637,617	527,859

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 9.5% (continued)
Federal National Mortgage Association, (continued)
2.000%, Due 4/1/2051	$810,440	$665,992
3.000%, Due 5/1/2051	291,676	263,369
3.000%, Due 6/1/2051	111,845	99,824
3.500%, Due 6/1/2051	336,983	313,157
2.000%, Due 7/1/2051	1,143,733	937,127
3.500%, Due 7/1/2051	579,452	541,304
2.500%, Due 8/1/2051	477,515	412,338
2.500%, Due 10/1/2051	306,430	265,430
2.500%, Due 11/1/2051	339,798	290,383
3.000%, Due 11/1/2051	412,347	366,381
3.000%, Due 12/1/2051	564,052	502,033
2.000%, Due 1/1/2052	1,172,972	965,669
2.500%, Due 2/1/2052	1,246,364	1,077,493
3.500%, Due 5/1/2052	347,560	322,337
4.000%, Due 5/1/2052	317,032	305,873
4.000%, Due 6/1/2052	631,644	609,470
5.000%, Due 6/1/2052	678,506	690,731
4.500%, Due 8/1/2052	612,894	603,024
4.500%, Due 9/1/2052	922,483	907,437
4.500%, Due 10/1/2052	447,973	442,300
5.000%, Due 4/1/2053	241,446	243,939
4.500%, Due 6/1/2053	650,088	645,228
5.000%, Due 6/1/2053	287,829	291,849
5.500%, Due 7/1/2053	642,926	661,142
5.500%, Due 10/1/2053	673,700	685,083
6.000%, Due 1/1/2054	746,150	777,911
5.500%, Due 2/1/2054	737,394	756,264
6.500%, Due 6/1/2054	79,802	84,006

		20,801,550

Government National Mortgage Association,
5.000%, Due 10/15/2039	33,633	34,643
3.500%, Due 9/15/2041	76,683	72,126
3.500%, Due 8/20/2047	27,452	25,844
3.500%, Due 10/20/2047	32,175	30,160
4.000%, Due 12/20/2047	60,852	58,646
4.000%, Due 1/20/2048	56,388	54,245
5.000%, Due 1/20/2050	84,404	85,987
4.500%, Due 2/20/2050	57,082	56,719
5.000%, Due 2/20/2050	28,776	29,374
2.500%, Due 4/20/2050	407,355	353,573
2.500%, Due 6/20/2051	404,713	350,767
3.000%, Due 6/20/2051	577,075	521,442
2.500%, Due 7/20/2051	519,414	450,205
3.000%, Due 8/20/2051	320,231	292,846
2.500%, Due 11/20/2051	243,077	210,674
3.000%, Due 12/20/2051	629,090	569,111
3.500%, Due 1/20/2052	240,480	223,039
4.000%, Due 3/20/2052	453,080	432,279
5.000%, Due 4/20/2053	634,511	636,800
3.000%, Due 5/20/2053	216,977	197,983
3.000%, Due 6/20/2053	581,084	525,455
5.500%, Due 7/20/2053	591,448	603,373
6.000%, Due 10/20/2053	1,089,712	1,116,880
6.000%, Due 12/20/2053	1,710,977	1,755,452
6.000%, Due 4/20/2054	1,133,722	1,162,707
6.000%, Due 5/20/2054	2,249,116	2,305,188
6.000%, Due 6/20/2054	1,174,735	1,204,022
6.000%, Due 7/20/2054	2,239,114	2,294,937
6.000%, Due 9/20/2054	2,299,129	2,356,449
5.000%, Due 12/20/2054	732,906	733,617
6.000%, Due 12/20/2054	1,442,635	1,478,601
6.000%, Due 1/20/2055	1,956,689	2,005,472

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 9.5% (continued)
Government National Mortgage Association, (continued)
5.500%, Due 5/20/2055	$182,475	$184,632

		22,413,248

Total U.S. Agency Mortgage-Backed Obligations (Cost $57,831,894)		56,357,219

U.S. TREASURY OBLIGATIONS - 18.1%
U.S. Treasury Bonds,
4.625%, Due 5/15/2054	345,000	330,445
4.750%, Due 5/15/2055	1,330,000	1,300,283
4.750%, Due 8/15/2055	11,895,000	11,632,938

		13,263,666

U.S. Treasury Floating Rate Notes,
3.773%, Due 4/30/2027, (3 mo. Treasury money market yield + 0.160%)E	18,230,000	18,252,854
3.772%, Due 7/31/2027, (3 mo. Treasury money market yield + 0.159%)E	18,230,000	18,251,681
3.803%, Due 10/31/2027, (3 mo. Treasury money market yield + 0.190%)E	18,220,000	18,250,891

		54,755,426

U.S. Treasury Notes,
4.875%, Due 4/30/2026	15,320,000	15,361,651
3.625%, Due 8/31/2030	8,060,000	8,008,996
4.625%, Due 4/30/2031	1,245,000	1,291,201
4.250%, Due 8/15/2035	15,025,000	15,039,086

		39,700,934

Total U.S. Treasury Obligations (Cost $107,854,922)		107,720,026

	Shares
FOREIGN COMMON STOCKS - 19.8%
Communication Services - 1.1%
Diversified Telecommunication Services - 0.2%
Orange SAB	60,254	1,123,363

Entertainment - 0.2%
Nintendo Co. Ltd.B	17,700	1,105,100
Universal Music Group NVB	20,958	513,733

		1,618,833

Interactive Media & Services - 0.5%
Tencent Holdings Ltd.B	38,000	2,912,978

Media - 0.1%
WPP PLC, ADRC	28,800	601,344

Wireless Telecommunication Services - 0.1%
Bharti Airtel Ltd.B	23,955	512,822

Total Communication Services		6,769,340

Consumer Discretionary - 2.5%
Automobile Components - 0.2%
Magna International, Inc.	28,700	1,467,718

Automobiles - 0.3%
Ferrari NVB	1,423	473,673
Kia Corp.B	6,542	694,781
Suzuki Motor Corp.B	34,000	466,383

		1,634,837

Broadline Retail - 0.7%
Alibaba Group Holding Ltd.B	50,100	1,065,452
Coupang, Inc.A	16,609	334,838
Sea Ltd., ADRA	22,786	2,654,341

		4,054,631

Hotels, Restaurants & Leisure - 0.4%
Amadeus IT Group SAB	6,371	427,309

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
FOREIGN COMMON STOCKS - 19.8% (continued)
Consumer Discretionary - 2.5% (continued)
Hotels, Restaurants & Leisure - 0.4% (continued)
Compass Group PLCB	27,011	$809,051
Galaxy Entertainment Group Ltd.B	116,000	590,052
Lottomatica Group SpAB	20,707	508,595

		2,335,007

Household Durables - 0.3%
Sony Group Corp., ADRC	92,300	2,039,830

Leisure Products - 0.1%
Bandai Namco Holdings, Inc.B	11,000	285,343

Specialty Retail - 0.2%
JD Sports Fashion PLCB	199,124	223,071
Nitori Holdings Co. Ltd.B C	18,900	324,130
Zalando SEA B D	19,570	565,888

		1,113,089

Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA, Class AB	2,188	423,728
Gildan Activewear, Inc.	7,906	513,674
Li Ning Co. Ltd.B	313,500	817,497

		1,754,899

Total Consumer Discretionary		14,685,354

Consumer Staples - 1.3%
Beverages - 0.3%
Anheuser-Busch InBev SA, ADRC	6,800	487,424
Arca Continental SAB de CV	43,000	484,353
Fomento Economico Mexicano SAB de CVG	58,200	607,343
Pernod Ricard SAB	4,434	394,227

		1,973,347

Consumer Staples Distribution & Retail - 0.2%
Marks & Spencer Group PLCB	126,605	636,122
MatsukiyoCocokara & Co.B C	18,300	292,971

		929,093

Food Products - 0.1%
Magnum Ice Cream Co. NVA	3,791	67,307
Toyo Suisan Kaisha Ltd.B	9,700	690,809

		758,116

Personal Products - 0.6%
Beiersdorf AGB	5,414	645,350
Unilever PLCB	40,251	2,744,873

		3,390,223

Tobacco - 0.1%
British American Tobacco PLCB	15,236	920,586

Total Consumer Staples		7,971,365

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Canadian Natural Resources Ltd.	24,713	918,899
Suncor Energy, Inc.	11,838	625,698

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
FOREIGN COMMON STOCKS - 19.8% (continued)
Energy - 0.6% (continued)
Oil, Gas & Consumable Fuels - 0.6% (continued)
TotalEnergies SEC	26,000	$1,882,400

		3,426,997

Total Energy		3,426,997

Financials - 4.1%
Banks - 2.7%
Banca Monte dei Paschi di Siena SpAB	47,248	489,194
Banco Santander SAB	75,894	976,529
Bank Hapoalim BMB	34,299	850,322
Bank of Nova Scotia	23,206	1,733,952
Bankinter SAB	29,096	498,074
Grupo Financiero Banorte SAB de CV, Class O	67,400	759,850
ICICI Bank Ltd., ADR	52,928	1,550,261
Japan Post Bank Co. Ltd.B	34,400	609,970
KB Financial Group, Inc.B	5,688	533,956
KBC Group NVB	3,597	509,427
Lloyds Banking Group PLCB	206,765	306,738
Mitsubishi UFJ Financial Group, Inc., ADRC	120,650	2,177,732
NU Holdings Ltd., Class AA	74,172	1,316,553
Piraeus Bank SAB	125,887	1,271,355
Resona Holdings, Inc.B	60,600	699,909
Saudi National BankB	71,112	850,829
Societe Generale SAB	10,904	953,229

		16,087,880

Capital Markets - 0.8%
3i Group PLCB	46,677	2,146,391
Deutsche Boerse AGB	5,176	1,309,795
UBS Group AGB	29,843	1,414,082

		4,870,268

Financial Services - 0.2%
Adyen NVA B D	785	1,166,161

Insurance - 0.4%
AIA Group Ltd.B	115,200	1,330,392
Allianz SEB	1,497	660,508

		1,990,900

Total Financials		24,115,209

Health Care - 1.2%
Health Care Equipment & Supplies - 0.1%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class AB	8,800	239,950
Siemens Healthineers AGB D	13,912	695,075

		935,025

Health Care Providers & Services - 0.1%
Rede D’Or Sao Luiz SAD	68,800	554,165

Pharmaceuticals - 1.0%
AstraZeneca PLCB	7,150	1,327,433
Merck KGaAB	8,096	1,204,758
Novo Nordisk AS, Class BB	24,092	1,428,163
Otsuka Holdings Co. Ltd.B	12,300	735,779
Teva Pharmaceutical Industries Ltd., ADRA	36,992	1,260,688

		5,956,821

Total Health Care		7,446,011

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
FOREIGN COMMON STOCKS - 19.8% (continued)
Industrials - 4.3%
Aerospace & Defense - 1.5%
BAE Systems PLCB	86,399	$2,330,031
Rheinmetall AGB	389	821,272
Rolls-Royce Holdings PLCB	187,688	3,120,560
Safran SAB	5,272	1,877,908
Thales SAB	1,653	501,572

		8,651,343

Building Products - 0.1%
Cie de Saint-Gobain SAB	3,589	355,221

Electrical Equipment - 1.1%
ABB Ltd.B	7,082	611,958
Contemporary Amperex Technology Co. Ltd., Class AB	11,595	586,233
Legrand SAB	5,630	899,584
Siemens Energy AGA B	27,743	4,753,154

		6,850,929

Ground Transportation - 0.2%
Canadian Pacific Kansas City Ltd.	15,645	1,163,049

Machinery - 0.8%
Alstom SAA B	16,019	512,649
Ebara Corp.B	18,200	549,640
IMI PLCB	24,466	925,977
Mitsubishi Heavy Industries Ltd.B	57,032	1,669,737
Sandvik ABB	12,782	505,805
Techtronic Industries Co. Ltd.B	47,000	644,268

		4,808,076

Professional Services - 0.3%
Bureau Veritas SAB	28,859	928,260
RELX PLCB	31,048	1,100,773

		2,029,033

Trading Companies & Distributors - 0.3%
Howden Joinery Group PLCB	65,857	754,225
IMCD NVB	5,904	551,043
RS Group PLCB	52,035	477,448

		1,782,716

Total Industrials		25,640,367

Information Technology - 3.8%
Communications Equipment - 0.5%
Telefonaktiebolaget LM Ericsson, ADRC	265,840	2,871,072

Electronic Equipment, Instruments & Components - 0.4%
Hexagon AB, Class BB	53,008	601,468
Lotes Co. Ltd.B	10,000	453,291
Shimadzu Corp.B C	33,100	891,738
TE Connectivity PLC	2,600	579,228

		2,525,725

IT Services - 0.2%
Capgemini SEB	3,438	534,732
Shopify, Inc., Class AA	7,148	938,032

		1,472,764

Semiconductors & Semiconductor Equipment - 2.1%
ASM International NVB	1,107	929,785
ASML Holding NV	1,736	2,470,328

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
FOREIGN COMMON STOCKS - 19.8% (continued)
Information Technology - 3.8% (continued)
Semiconductors & Semiconductor Equipment - 2.1% (continued)
SK Hynix, Inc.B	3,124	$1,978,302
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	11,810	3,903,914
Taiwan Semiconductor Manufacturing Co. Ltd.B	52,000	2,922,516

		12,204,845

Software - 0.2%
SAP SEB	5,197	1,050,593

Technology Hardware, Storage & Peripherals - 0.4%
Samsung Electronics Co. Ltd.B	20,290	2,266,638

Total Information Technology		22,391,637

Materials - 0.6%
Chemicals - 0.3%
Croda International PLCB	16,358	611,235
Nippon Sanso Holdings Corp.B C	10,100	306,282
Symrise AGB	9,241	778,345

		1,695,862

Metals & Mining - 0.3%
Anglo American PLCB	22,834	1,058,311
Rio Tinto PLCB	6,693	608,996

		1,667,307

Total Materials		3,363,169

Utilities - 0.3%
Electric Utilities - 0.1%
SSE PLCB	15,402	511,762

Multi-Utilities - 0.2%
Engie SAB	44,650	1,330,887

Total Utilities		1,842,649

Total Foreign Common Stocks (Cost $79,877,632)		117,652,098

FOREIGN PREFERRED STOCKS - 0.1% (Cost $389,553)
Financials - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA, 9.784%H I	90,932	786,168

SHORT-TERM INVESTMENTS - 2.5% (Cost $14,932,757)
Investment Companies - 2.5%
American Beacon U.S. Government Money Market Select Fund, 3.58%J K	14,932,757	14,932,757

SECURITIES LENDING COLLATERAL - 0.3% (Cost $1,690,899)
Investment Companies - 0.3%
American Beacon U.S. Government Money Market Select Fund, 3.58%J K	1,690,899	1,690,899

TOTAL INVESTMENTS - 100.2% (Cost $489,472,038)		595,717,644
LIABILITIES, NET OF OTHER ASSETS - (0.2%)		(1,242,447)

TOTAL NET ASSETS - 100.0%		$594,475,197

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $84,078,819 or 14.1% of net assets.

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

C	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at January 31, 2026.
D

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $11,509,989 or 1.9% of net assets. The Fund has no right to demand registration of these securities.

E

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on January 31, 2026.

F	Perpetual maturity. The date shown, if any, is the next call date.
G	Unit - Usually consists of one common stock and/or rights and warrants.
H	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
I	A type of Preferred Stock that has no maturity date.
J	The Fund is affiliated by having the same investment advisor.
K	7-day yield.

ADR - American Depositary Receipt.

BDC - Business Development Company.

CDI - CHESS (Clearing House Electronic Subregister System) Depositary Interest.

CMT - Constant Maturity Treasury.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

Long Futures Contracts Open on January 31, 2026:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 ESG Index Futures	22	March 2026	$7,652,500	$7,662,325	$9,825
ICE U.S. Mini MSCI EAFE Index Futures	17	March 2026	2,547,525	2,581,280	33,755
ICE U.S. MSCI Emerging Markets Index Futures	16	March 2026	1,195,290	1,216,640	21,350

			$11,395,315	$11,460,245	$64,930

Glossary:

Index Abbreviations:

MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.
S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.

Exchange Abbreviations:

CME	Chicago Mercantile Exchange.
ICE	Intercontinental Exchange.

Other Abbreviations:

ESG	Environmental, Social, Governance.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2026, the investments were classified as described below:

Diversified Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$259,392,788	$2,309,921	$—	$261,702,709
Corporate Obligations	—	21,169,616	—	21,169,616
Foreign Corporate Obligations	—	7,229,658	—	7,229,658
Foreign Sovereign Obligations	—	1,160,892	—	1,160,892
Asset-Backed Obligations	—	5,315,602	—	5,315,602
U.S. Agency Mortgage-Backed Obligations	—	56,357,219	—	56,357,219
U.S. Treasury Obligations	—	107,720,026	—	107,720,026

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

Diversified Fund	Level 1	Level 2	Level 3	Total
Assets (continued)
Foreign Common Stocks	$35,883,200	$81,768,898	$—	$117,652,098
Foreign Preferred Stocks	786,168	—	—	786,168
Short-Term Investments	14,932,757	—	—	14,932,757
Securities Lending Collateral	1,690,899	—	—	1,690,899

Total Investments in Securities - Assets	$312,685,812	$283,031,832	$—	$595,717,644

Financial Derivative Instruments - Assets
Futures Contracts	$64,930	$—	$—	$64,930

Total Financial Derivative Instruments - Assets	$64,930	$—	$—	$64,930

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2026, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Diversified FundSM

Supplementary Notes to Schedule of Investments

January 31, 2026 (Unaudited)

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all the Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

American Beacon Diversified FundSM

Supplementary Notes to Schedule of Investments

January 31, 2026 (Unaudited)

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for the Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

With respect to the Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade

American Beacon Diversified FundSM

Supplementary Notes to Schedule of Investments

January 31, 2026 (Unaudited)

do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of the Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.